CONDENSED FINANCIAL INFORMATION OF THE COMPANY (Statements of Cash Flows) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Parent Company [Member] USD ($)	Dec. 31, 2012 Parent Company [Member] CNY	Dec. 31, 2011 Parent Company [Member] CNY	Dec. 31, 2010 Parent Company [Member] CNY
Statements of cash flows
Cash flows used in operating activities	$ 15,244	94,970	(109,273)	429,899	$ (410)	(2,555)	(1,957)	(587)
Cash flows used in investing activities	11,285	70,307	(554,035)	203,870	(808)	(5,034)	(209,590)	(99,990)
Cash flows provided by financing activities	(1,238)	(7,714)	23,242	97,221				322,097
Effect of foreign exchange rate changes, net	(8)	(47)	(391)	(1,222)	(2)	(11)	(391)	(1,222)
Net increase (decrease) in cash and cash equivalents	25,283	157,516	(640,457)	729,768	(1,220)	(7,600)	(211,938)	220,298
Cash and cash equivalents, beginning of year	25,905	161,393	801,850	72,082	1,342	8,362	220,300	2
Cash and cash equivalents, end of year	$ 51,188	318,909	161,393	801,850	$ 122	762	8,362	220,300